Registration No. 333-175116

811-22574

SECURITIES AND EXCHANGE COMMISSION

                Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                              (X)

Pre-Effective Amendment No.      (   )

Post-Effective Amendment No. 6 (x)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    (X)

Amendment No. 8 (x)

(Check appropriate box or boxes.)

WHITEBOX MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

3033 Excelsior Boulevard, Suite 300
Minneapolis, Minnesota	55416
(Address of Principal Executive Offices)	(Zip Code)

                             (612) 253-6001

(Registrant’s Telephone Number, including Area Code)

Mark M. Strefling

General Counsel and Chief Legal Officer

Whitebox Advisors, LLC

3033 Excelsior Boulevard, Suite 300

          Minneapolis, Minnesota 55416

(Name and Address of Agent for Service)

Copies to:

Matthew L. Thompson, Esq.	Peter D. Fetzer
Faegre Baker Daniels LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 6 to the Registration Statement of Whitebox Mutual Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 5 on Form N-1A filed February 28, 2013. This PEA No. 6 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in the Prospectuses filed on February 28, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 19th day of March, 2013.

WHITEBOX MUTUAL FUNDS (Registrant)

By:	/s/ Bruce W. Nordin
Bruce W. Nordin President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Mark M. Strefling	Chairman and Trustee	March 19, 2013
Mark M. Strefling

*	Trustee	March 19, 2013
Joseph M. Barsky III

*	Trustee	March 19, 2013
Timothy J. Healy

*	Trustee	March 19, 2013
Lee Lieberman Otis

/s/ Bruce W. Nordin	Principal Executive Officer	March 19, 2013
Bruce W. Nordin

/s/ Clint B. Semm	Principal Financial Officer	March 19, 2013
Clint B. Semm

*By: /s/ Mark M. Strefling
Mark M. Strefling Attorney-in-fact March 19, 2013

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE